Accumulated benefit obligation in excess of plan assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	$ 777,815	$ 0
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	777,815	0
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	662,765	0
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	42,664	2,416
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	42,664	2,416
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	$ 34,475	$ 0